EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,572,869	R$ 3,584,243	R$ 3,766,193
Plan assets percentage	100.00%	100.00%	100.00%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 193,948	R$ 195,032	R$ 54,285
Plan assets percentage	5.43%	5.44%	1.44%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,106,206	R$ 3,127,736	R$ 3,438,735
Plan assets percentage	86.94%	87.26%	91.31%
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 207,223	R$ 190,474	R$ 182,145
Plan assets percentage	5.80%	5.31%	4.84%
Others Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 65,492	R$ 71,001	R$ 91,028
Plan assets percentage	1.83%	1.98%	2.42%